Material Accounting Policies (Details) - Schedule of Details of Company's Significant Subsidiaries		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023
Subsidiary One [Member]
Schedule of Details of Company's Significant Subsidiaries [Line Items]
Name of subsidiaries		Silvercorp Metals China Inc.
Principal activity		Holding company
Country of incorporation		Canada
Proportion of ownership interest held		100.00%	100.00%
Subsidiary Two [Member]
Schedule of Details of Company's Significant Subsidiaries [Line Items]
Name of subsidiaries		Silvercorp Metals (China) Inc.
Principal activity		Holding company
Country of incorporation		China
Proportion of ownership interest held		100.00%	100.00%
Subsidiary Three [Member]
Schedule of Details of Company's Significant Subsidiaries [Line Items]
Name of subsidiaries		0875786 B.C. LTD.
Principal activity		Holding company
Country of incorporation		Canada
Proportion of ownership interest held		100.00%	100.00%
Subsidiary Four [Member]
Schedule of Details of Company's Significant Subsidiaries [Line Items]
Name of subsidiaries		Fortune Mining Limited
Principal activity		Holding company
Country of incorporation	[1]	BVI (i)
Proportion of ownership interest held		100.00%	100.00%
Subsidiary Five [Member]
Schedule of Details of Company's Significant Subsidiaries [Line Items]
Name of subsidiaries		Fortune Copper Limited
Principal activity		Holding company
Country of incorporation		BVI
Proportion of ownership interest held		100.00%	100.00%
Subsidiary Six [Member]
Schedule of Details of Company's Significant Subsidiaries [Line Items]
Name of subsidiaries		Fortune Gold Mining Limited
Principal activity		Holding company
Country of incorporation		BVI
Proportion of ownership interest held		100.00%	100.00%
Subsidiary Seven [Member]
Schedule of Details of Company's Significant Subsidiaries [Line Items]
Name of subsidiaries		Victor Resources Ltd.
Principal activity		Holding company
Country of incorporation		BVI
Proportion of ownership interest held		100.00%	100.00%
Subsidiary Eight [Member]
Schedule of Details of Company's Significant Subsidiaries [Line Items]
Name of subsidiaries		Yangtze Mining Ltd.
Principal activity		Holding company
Country of incorporation		BVI
Proportion of ownership interest held		100.00%	100.00%
Subsidiary Nine [Member]
Schedule of Details of Company's Significant Subsidiaries [Line Items]
Name of subsidiaries		Victor Mining Ltd.
Principal activity		Holding company
Country of incorporation		BVI
Proportion of ownership interest held		100.00%	100.00%
Subsidiary Ten [Member]
Schedule of Details of Company's Significant Subsidiaries [Line Items]
Name of subsidiaries		Yangtze Mining (H.K.) Ltd.
Principal activity		Holding company
Country of incorporation		Hong Kong
Proportion of ownership interest held		100.00%	100.00%
Subsidiary Eleven [Member]
Schedule of Details of Company's Significant Subsidiaries [Line Items]
Name of subsidiaries		Fortune Gold Mining (H.K.) Limited
Principal activity		Holding company
Country of incorporation		Hong Kong
Proportion of ownership interest held		100.00%	100.00%
Subsidiary Twelve [Member]
Schedule of Details of Company's Significant Subsidiaries [Line Items]
Name of subsidiaries		Wonder Success Limited
Principal activity		Holding company
Country of incorporation		Hong Kong
Proportion of ownership interest held		100.00%	100.00%
Subsidiary Thirteen [Member]
Schedule of Details of Company's Significant Subsidiaries [Line Items]
Name of subsidiaries		New Infini Silver Inc. (“New Infini”)
Principal activity		Holding company
Country of incorporation		Canada
Proportion of ownership interest held		46.10%	46.10%
Subsidiary Fourteen [Member]
Schedule of Details of Company's Significant Subsidiaries [Line Items]
Name of subsidiaries		Infini Metals Inc.
Principal activity		Holding company
Country of incorporation		BVI
Proportion of ownership interest held		46.10%	46.10%
Subsidiary Fifteen [Member]
Schedule of Details of Company's Significant Subsidiaries [Line Items]
Name of subsidiaries		Infini Resources (Asia) Co. Ltd.
Principal activity		Holding company
Country of incorporation		Hong Kong
Proportion of ownership interest held		46.10%	46.10%
Subsidiary Sixteen [Member]
Schedule of Details of Company's Significant Subsidiaries [Line Items]
Name of subsidiaries		Golden Land (Asia) Ltd.
Principal activity		Holding company
Country of incorporation		Hong Kong
Proportion of ownership interest held		46.10%	46.10%
Subsidiary Seventeen [Member]
Schedule of Details of Company's Significant Subsidiaries [Line Items]
Name of subsidiaries		Henan Huawei Mining Co. Ltd. (“Henan Huawei”)
Principal activity		Mining
Country of incorporation		China
Proportion of ownership interest held		80.00%	80.00%
Mineral properties		Ying Mining District
Subsidiary Eighteen [Member]
Schedule of Details of Company's Significant Subsidiaries [Line Items]
Name of subsidiaries		Henan Found Mining Co. Ltd. (“Henan Found”)
Principal activity		Mining
Country of incorporation		China
Proportion of ownership interest held		77.50%	77.50%
Subsidiary Nineteen [Member]
Schedule of Details of Company's Significant Subsidiaries [Line Items]
Name of subsidiaries		Xinshao Yunxiang Mining Co., Ltd. (“Yunxiang”)
Principal activity		Mining
Country of incorporation		China
Proportion of ownership interest held		70.00%	70.00%
Mineral properties		BYP
Subsidiary Twenty [Member]
Schedule of Details of Company's Significant Subsidiaries [Line Items]
Name of subsidiaries		Guangdong Found Mining Co. Ltd. (“Guangdong Found”)
Principal activity		Mining
Country of incorporation		China
Proportion of ownership interest held		99.00%	99.00%
Mineral properties		GC
Subsidiary Twenty One [Member]
Schedule of Details of Company's Significant Subsidiaries [Line Items]
Name of subsidiaries		Infini Resources S.A. de C.V.
Principal activity		Mining
Country of incorporation		Mexico
Proportion of ownership interest held		46.10%	46.10%
Mineral properties		La Yesca
Subsidiary Twenty Two [Member]
Schedule of Details of Company's Significant Subsidiaries [Line Items]
Name of subsidiaries		Shanxi Xinbaoyuan Mining Co., Ltd. (“Xinbaoyuan”)
Principal activity		Mining
Country of incorporation		China
Proportion of ownership interest held		77.50%	77.50%
Mineral properties		Kuanping

[1]	British Virgin Islands (“BVI”)